Income and Expenses - Finance Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Foreign exchange differences, net	€ 66.2	€ 0.0	€ 2.3
Interest income	1.5	1.6	1.8
Finance income	€ 67.7	€ 1.6	€ 4.1